Schedule of Sensitivity Analysis of Biological Assets (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about biological assets [abstract]
Average selling price	₪ 100	₪ 769
Proportion of oil products	1	18
Proportion of plants which do not reach the harvesting	₪ 2	₪ (20)